Jason L. Bradshaw
Sr. Compliance Consultant
525 W. Van Buren Street Chicago, IL 60607
April 30, 2021
Phone: (312) 648-7600 ext.27878 Email:jbradshaw@sfgmembers.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: Midland National Life Separate Account C

File Number 333-176870 – LiveWell Variable Annuity

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, Midland National Life Insurance Company certifies that the form of the prospectus and statement of additional information that was filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment to the registration statement that was filed via EDGAR.

If you have any questions, please contact the undersigned or Richard T. Choi of Carlton Fields, P.A. at 202-965-8127 or RChoi@carltonfields.com.

Sincerely,

/s/ Jason L Bradshaw

Jason L. Bradshaw

Senior Compliance Consultant

cc:	Richard T. Choi, Esq., Carlton Fields, P.A.

Brett L. Agnew, Esq., Midland National Life Insurance Company